MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
MINERAL PROPERTIES,

NOTE 5 – MINERAL PROPERTIES

Relief Canyon Properties

The Relief Canyon properties are located about 100 miles northeast of Reno, Nevada. The Relief Canyon properties are located in Pershing County, Nevada at the southern end of the Humboldt Range. The Relief Canyon properties do not currently have any mineral reserves and all activities undertaken and currently proposed are exploratory in nature.

Relief Canyon Mine

Through the Company’s wholly-owned subsidiary, Gold Acquisition, the Company owns 84 unpatented lode mining claims and 118 unpatented millsites at the Relief Canyon Mine property. The property includes the Relief Canyon Mine and gold processing facilities, currently in a care and maintenance status. The Relief Canyon Mine includes three open pit mines, heap leach pads comprised of six cells, two solution ponds and a cement block constructed adsorption desorption-recovery (ADR) solution processing circuit. The ADR type process plant consists of four carbon columns, acid wash system, stripping vessel, electrolytic cells, a furnace and a retort for the production of gold doré. The process facility was completed in 2008 and produced gold until 2009 by Firstgold Corp and is currently in a care and maintenance status. The facilities are generally in good condition.

Pershing Pass Property

The Company acquired the Pershing Pass property from Silver Scott Mines, Inc. in March 2012 for $550,000. Pershing Pass Property is located to the south of the Relief Canyon Mine property and consists of 489 unpatented lode mining claims (30 of which were acquired in February 2012) covering approximately 9,700 acres. Silver Scott Mines, Inc. located the claims and was the sole owner of the Pershing Pass property prior to the Company’s purchase. There is evidence of historic mining activity on the Pershing Pass property. In April 2012 the Company purchased an additional 17 mining claims adjacent to the Pershing Pass Property.

Newmont Leased Properties

On April 5, 2012, the Company purchased from Victoria Gold Corp. and Victoria Resources (US) Inc. (“VRI”) their interest in approximately 13,300 acres of mining claims and private lands adjacent to the Company’s landholdings at the Relief Canyon Mine in Pershing County, Nevada. Approximately 8,900 acres of these properties are held under leases and subleases with Newmont USA Ltd., which the Company refers to as the Newmont Leased properties. Victoria Gold has reserved a 2% net smelter return royalty from the production on 221 of the 283 unpatented mining claims that it owned directly.

The assets purchased include (i) unpatented mining claims located in Pershing County, Nevada (the “Owned Claims”); (ii) the assumption by the Company of a leasehold interest in certain unpatented mining claims in Pershing County Nevada referred to as the “Newmont Claims” held by VRI under a Minerals Lease and Sublease dated June 15, 2006, as amended, between Newmont USA Limited, d/b/a in Nevada as Newmont Mining Corporation (“Newmont”) and VRI (the “2006 Mineral Lease”); (iii) the assumption of the sublease, pursuant to the 2006 Mineral Lease, of an interest in certain fee minerals in Pershing County, Nevada in which Newmont holds a leasehold interest pursuant to that Minerals Lease SPL-6700, dated as of August 17, 1987 between Southern Pacific Land Company and SFP Minerals Corporation;(iv) the assumption of the sublease, pursuant to the 2006 Mineral Lease, of an interest in certain fee lands in Pershing County, Nevada, in which Newmont holds a leasehold interest pursuant to a mining lease dated June 1, 1994 between The Atchison, Topeka and Santa Fe Railway Company and Santa Fe Pacific Gold Corporation; and (v) the assumption of the sublease, pursuant to the 2006 Mineral Lease, of an interest in certain fee minerals in Pershing County, Nevada in which Newmont holds a leasehold interest pursuant to a minerals lease, dated as of March 23, 1999 between Nevada Land & Resource Company LLC and Santa Fe Pacific Gold Corporation.

In connection with the foregoing purchase, the Company has agreed to purchase all of Seller’s data, information and records related thereto, including all internal analyses and reports prepared by third party consultants or contractors, and to assume all liabilities and obligations of the Sellers arising after the closing of the transaction, including additional expenditures to be made in accordance with the 2006 Mineral Lease in the amount of $750,000 by June 15, 2012. To the extent actual expenditures in any lease year exceed the applicable work commitment requirement they may be carried forward and applied against future work commitment periods. Starting in June 2014, the Company will be required to spend $0.5 million annually on exploration expenditures or pay Newmont rental payments of $10 per acre per year. The rental payments will escalate by 5% per year. Under the current terms of the 2006 Mineral lease agreement, the annual rental starting 2014, if the Company elected not to or failed to incur at least $0.5 million in exploration expenditures per year, would be approximately $0.1 million subject to a 5% increase per year.

The Company has satisfactorily fulfilled the work commitment obligation for the year ended June 2012. As of December 2012, the Company has incurred costs in excess of the June 2012 commitment by approximately $2.0 million. The excess satisfies the work commitments for the years ending June 2013 and 2014, respectively, and the majority of the requirement for the year ending June 2015.

The closing of the acquisition of the Assets was subject to the satisfaction by the parties of certain obligations, including, among other things, the transfer of title to the Company of the Owned Claims, the assignment of Seller’s leasehold interests to the Company and the payment of consideration by the Company for the Assets (the “Closing Conditions”). On April 5, 2012, the parties satisfied the Closing Conditions and the Company issued to Victoria Gold Corp. 10,000,000 shares of the Company’s common stock, and a 2 year warrant to purchase 5,000,000 shares of common stock at a purchase price of $0.60 per share (see Note 12).

The Company also granted a 2% net smelter returns royalty on production from the Owned Claims which are not encumbered by production royalties payable to Newmont under the 2006 Mineral Lease. The Company also paid the Seller $2,000,000 cash. The Company valued the 10 million common shares at the fair market value on the date of grants at approximately $0.46 per share or $4,600,000. The 5 million warrants were valued on the grant date at approximately $0.22 per warrant or a total of $1,109,441 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.46 per share, volatility of 105%, expected term of 2 years, and a risk free interest rate of 0.35%. For the year ended December 31, 2012, the Company recorded the value of such shares and warrants into mineral rights as reflected in the accompanying consolidated balance sheets.

The Company has posted bonds with the United States Department of the Interior Bureau of Land Management (“BLM”) as required by the State of Nevada in an amount equal to the maximum cost to reclaim land disturbed in its mining process. The Company posted a reclamation bond deposit of approximately $4.6 million to provide surface reclamation coverage for the Relief Canyon Mine, as required by the BLM to secure remediation costs if the project is abandoned or closed. Due to its investment in the bond and the close monitoring of the BLM Nevada State Office, the Company believes that it has adequately mitigated any liability that could be incurred by the Company to reclaim lands disturbed in its mining process.

As of December 31, 2012, based on managements’ review of the carrying value of mineral rights, management determined that there is no evidence that these acquired mineral rights will not be fully recovered and accordingly, the Company has determined that no adjustment to the carrying value of mineral rights was required.

As of the date of these consolidated financial statements, the Company has not established any proven or probable reserves on its mineral properties and incurred only acquisition and exploration costs.

Mineral properties consisted of the following:

	December 31, 2012	December 31, 2011
Relief Canyon Mine – Gold Acquisition	$8,501,071	$8,501,071
Relief Canyon Mine – Newmont Leased Properties	7,709,441	-
Pershing Pass Property	576,400	-

	$16,786,912	$8,501,071